Income taxes - Summary of income tax contingencies (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Balance, beginning of year			$ 32,906	$ 0	$ 0
Increases to tax positions related to current year			0	0	0
Increases to tax positions related to prior years			8,404	31,778	0
Decreases to tax positions related to prior years			0	0	0
Reductions due to lapsed statute of limitations			0	0	0
Settlements during current year			0	0	0
Interest and penalties	$ 2,150	$ 3,700	4,555	1,128	0
Balance, end of year		$ 45,865	$ 45,865	$ 32,906	$ 0